Stockholders Equity (Details) - Schedule of outstanding and exercisable warrants - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of outstanding and exercisable warrants [Abstract]
Numbers of Warrants Outstanding ,Beginning Balance	10,345,784
Weighted Average Exercise Price , Beginning Balance	$ 4.9
Weighted Average Life (Years) , Beginning Balance
Numbers of Warrants Outstanding , Warrants Issued			10,733,651
Weighted Average Exercise Price , Warrants Issued			$ 4.9
Weighted Average Life (Years) , Warrants Issued
Numbers of Warrants Outstanding , Warrants Exercised	(271,589)		(387,867)
Weighted Average Exercise Price , Warrants Exercised	$ 4.9
Weighted Average Life (Years) , Warrants Exercised
Numbers of Warrants Outstanding , Ending Balance	10,074,195		10,345,784
Weighted Average Exercise Price , Ending Balance	$ 4.9		$ 4.9
Weighted Average Life (Years)	5 years		5 years